SCHEDULE OF PROPERTY AND EQUIPMENT (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equipment transferred to settle research and development expenses		$ 897,727
Cost of equipment returned to vendor	$ 196,490